Location of Valuation Allowances in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Less allowances for doubtful accounts and sales returns	¥ 4,583	¥ 4,795
Valuation allowances, deducted from the related receivables	2,510	2,824
Total	7,093	7,619	6,796	7,687
Other current assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	518	619
Investments in and advances to affiliates and unconsolidated subsidiaries
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	1	229
Other Long-term Investments
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	43	100
Other Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	¥ 1,948	¥ 1,876